Employee Benefits - Schedule of Categories of Plan Assets as a Percentage of Fair Value (Detail) - Plan Assets [member]	Dec. 31, 2019	Dec. 31, 2018
Equity Securities [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	31.00%	31.00%
Debt Securities [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	18.00%	21.00%
Domestic Corporate Bonds [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	44.00%	32.00%
Foreign Government/Corporate Bonds [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	1.00%	10.00%
Other [member]
Disclosure of fair value measurement of assets [line items]
Plans assets, percentage	6.00%	6.00%